Schedule of investments
Delaware Total Return Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.54%
Fannie Mae 4.50% 2/1/44	56,458	$ 55,472
Fannie Mae S.F. 15 yr
2.00% 2/1/36	145,422	129,706
2.50% 7/1/36	286,838	263,273
Fannie Mae S.F. 20 yr
2.00% 3/1/41	62,043	52,837
2.50% 1/1/41	49,286	43,349
3.00% 3/1/33	310,462	291,879
4.00% 8/1/42	278,034	263,406
4.00% 9/1/42	252,026	238,765
Fannie Mae S.F. 30 yr
2.00% 12/1/50	61,163	50,025
2.00% 4/1/51	462,834	377,907
2.00% 6/1/51	750,381	619,356
2.50% 10/1/50	162,171	139,833
2.50% 5/1/51	18,047	15,324
2.50% 8/1/51	224,790	191,974
2.50% 8/1/51	92,591	79,083
2.50% 11/1/51	109,097	92,596
2.50% 2/1/52	407,659	347,106
2.50% 4/1/52	417,376	353,953
3.00% 3/1/50	108,681	96,308
3.00% 5/1/51	11,614	10,302
3.50% 1/1/50	155,110	142,267
3.50% 8/1/50	70,069	64,837
3.50% 8/1/50	592,000	548,899
3.50% 1/1/52	782,222	711,905
3.50% 5/1/52	147,062	134,750
4.00% 3/1/47	202,999	194,063
4.50% 5/1/49	145,849	142,373
4.50% 1/1/50	569,551	564,615
4.50% 9/1/52	397,368	382,783
5.00% 7/1/47	86,396	87,706
5.00% 6/1/52	167,506	165,190
5.00% 9/1/52	552,701	545,057
5.00% 10/1/52	108,622	108,184
5.00% 10/1/52	110,349	108,823
5.50% 8/1/52	501,482	503,063
5.50% 10/1/52	335,865	336,963
6.00% 5/1/36	26,120	26,524
6.00% 6/1/37	8,730	9,107
6.00% 7/1/37	11,864	12,386
6.00% 8/1/37	14,798	15,396
6.00% 10/1/40	100,383	104,474
6.50% 11/1/33	68,518	70,199
6.50% 6/1/36	12,269	12,570
7.00% 3/1/32	91,759	91,932
7.00% 8/1/32	77,566	77,111
Freddie Mac S.F. 15 yr
3.00% 3/1/35	139,593	130,758
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
4.50% 9/1/37	264,666	$ 263,199

Freddie Mac S.F. 15 yr 2.00% 12/1/35	93,355	83,503
Freddie Mac S.F. 20 yr
2.00% 3/1/41	71,414	60,818
2.50% 6/1/41	370,417	325,768
3.00% 9/1/40	111,382	101,114
3.00% 4/1/42	304,879	272,344
3.50% 9/1/35	294,972	282,293
Freddie Mac S.F. 30 yr
2.00% 3/1/52	185,048	150,674
2.50% 10/1/50	50,732	43,623
2.50% 5/1/52	432,569	366,341
3.00% 11/1/46	58,575	52,485
3.00% 8/1/51	710,223	627,915
3.50% 8/1/49	298,321	274,524
4.00% 4/1/52	319,661	299,856
4.00% 8/1/52	110,974	104,675
4.50% 10/1/40	247,793	245,922
5.00% 10/1/52	61,670	60,818
5.50% 9/1/52	225,902	228,093
5.50% 9/1/52	107,563	109,469
5.50% 10/1/52	298,990	299,967
5.50% 11/1/52	103,501	103,809

GNMA I S.F. 30 yr 3.00% 8/15/45	269,084	241,402
GNMA II S.F. 30 yr
3.00% 12/20/51	115,382	103,097
3.00% 1/20/52	168,493	150,038
Total Agency Mortgage-Backed Securities (cost $15,077,347)		13,856,136

Collateralized Debt Obligations — 0.33%
Octagon Investment Partners 34 Series 2017-1A A1 144A 5.383% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	989,863
Venture 34 CLO Series 2018-34A A 144A 5.309% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	294,008
Total Collateralized Debt Obligations (cost $1,298,232)		1,283,871

NQ-QPV [12/22] 2/23 (2740536)    1

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds — 8.08%
Basic Industry — 0.14%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	450,000	$ 553,275
		553,275
Brokerage — 0.08%
New Mountain Finance 144A 7.50% exercise price $14.20, maturity date 10/15/25 #	295,000	295,914
		295,914
Capital Goods — 0.24%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,013,000	946,648
		946,648
Communications — 0.96%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	1,400,000	1,047,200
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,397,000	878,713
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	1,442,000	1,398,740
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	480,000	428,400
		3,753,053
Consumer Cyclical — 0.53%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	1,566,000	1,290,971
Ford Motor 3.177% exercise price $16.85, maturity date 3/15/26 ^	825,000	782,513
		2,073,484
Consumer Non-Cyclical — 2.41%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	422,000	448,924
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,389,000	1,442,476
Chegg 4.526% exercise price $107.55, maturity date 9/1/26 ^	1,287,000	1,022,393
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	790,000	$ 519,425
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	678,000	689,865
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	1,145,000	1,048,820
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,222,000	1,190,839
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	981,000	895,751
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	523,000	624,331
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	195,000	197,321
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,540,000	1,353,968
		9,434,113
Electric — 0.56%
NextEra Energy Partners 144A 3.748% exercise price $75.33, maturity date 11/15/25 #, ^	455,000	454,545
NRG Energy 2.75% exercise price $43.46, maturity date 6/1/48	850,000	844,475
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	746,000	871,328
		2,170,348
Energy — 0.45%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	1,270,000	1,761,005
		1,761,005

2    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Financials — 0.58%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	722,000	$ 1,139,316
Repay Holdings 144A 3.719% exercise price $33.60, maturity date 2/1/26 #, ^	1,522,000	1,119,139
		2,258,455
Industrials — 0.22%
Chart Industries 1.00% exercise price $58.72, maturity date 11/15/24 #	394,000	784,454
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	234,000	90,909
		875,363
Real Estate Investment Trusts — 0.31%
Blackstone Mortgage Trust 4.75% exercise price $36.22, maturity date 3/15/23	922,000	913,356
Summit Hotel Properties 1.50% exercise price $11.88, maturity date 2/15/26	367,000	315,253
		1,228,609
Technology — 1.39%
Block 0.125% exercise price $121.01, maturity date 3/1/25	619,000	591,919
InterDigital 144A 3.50% exercise price $77.50, maturity date 6/1/27 #	1,383,000	1,313,850
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	402,000	1,208,613
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	591,000	935,258
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	490,000	503,475
Vishay Intertechnology 2.25% exercise price $31.20, maturity date 6/15/25	486,000	470,254
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	459,000	397,953
		5,421,322
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Transportation — 0.21%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	1,018,000	$ 824,580
		824,580
Total Convertible Bonds (cost $31,917,818)		31,596,169

Corporate Bonds — 11.75%
Automotive — 0.21%
Allison Transmission 144A 5.875% 6/1/29 #	400,000	376,350
Ford Motor 4.75% 1/15/43	80,000	57,604
Ford Motor Credit 4.542% 8/1/26	285,000	263,091
Goodyear Tire & Rubber 5.25% 7/15/31	135,000	110,597
		807,642
Banking — 1.22%
Banco Continental 144A 2.75% 12/10/25 #	200,000	179,173
Banco Nacional de Panama 144A 2.50% 8/11/30 #	205,000	164,671
Bank of America
2.482% 9/21/36 μ	290,000	213,747
2.676% 6/19/41 μ	200,000	135,260
5.015% 7/22/33 μ	305,000	290,465
6.204% 11/10/28 μ	75,000	77,570
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	20,000	19,253
5.802% 10/25/28 μ	63,000	65,258

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	181,594
Citigroup 5.61% 9/29/26 μ	395,000	397,105
Citizens Bank 6.064% 10/24/25 μ	280,000	283,357
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	200,000	167,531
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	221,161
Fifth Third Bancorp
4.337% 4/25/33 μ	6,000	5,499
6.361% 10/27/28 μ	4,000	4,123

Goldman Sachs Group 1.542% 9/10/27 μ	533,000	460,451
JPMorgan Chase & Co.
3.109% 4/22/51 μ	5,000	3,298
3.882% 7/24/38 μ	50,000	41,684
4.851% 7/25/28 μ	110,000	107,407

KeyCorp 4.789% 6/1/33 μ	8,000	7,577

NQ-QPV [12/22] 2/23 (2740536)    3

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	219,000	$ 159,298
6.138% 10/16/26 μ	10,000	10,224
6.296% 10/18/28 μ	175,000	180,964
6.342% 10/18/33 μ	10,000	10,510

NBK SPC 144A 1.625% 9/15/27 #, μ	205,000	180,640
PNC Financial Services Group
2.60% 7/23/26	75,000	69,522
5.671% 10/28/25 μ	15,000	15,170
6.20% 9/15/27 μ, ψ	10,000	9,797

QNB Finance 2.625% 5/12/25	200,000	189,315
State Street
2.203% 2/7/28 μ	10,000	8,997
5.751% 11/4/26 μ	5,000	5,124
SVB Financial Group
1.80% 10/28/26	6,000	5,258
1.80% 2/2/31	15,000	10,976
4.00% 5/15/26 μ, ψ	375,000	247,976
4.57% 4/29/33 μ	17,000	15,088

Toronto-Dominion Bank 4.108% 6/8/27	15,000	14,524
Truist Bank 2.636% 9/17/29 μ	275,000	257,351
Truist Financial
1.887% 6/7/29 μ	20,000	16,776
4.95% 9/1/25 μ, ψ	30,000	28,758
6.123% 10/28/33 μ	10,000	10,554
US Bancorp
2.491% 11/3/36 μ	10,000	7,634
3.00% 7/30/29	290,000	255,232
5.727% 10/21/26 μ	10,000	10,196

Wells Fargo & Co. 4.808% 7/25/28 μ	15,000	14,675
		4,760,743
Basic Industry — 0.68%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	173,636
Avient 144A 5.75% 5/15/25 #	144,000	140,648
Celanese US Holdings
6.05% 3/15/25	225,000	224,315
6.165% 7/15/27	50,000	49,396

Chemours 144A 5.75% 11/15/28 #	260,000	233,896
First Quantum Minerals 144A 7.50% 4/1/25 #	365,000	356,021
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

FMG Resources August 2006 144A 5.875% 4/15/30 #	145,000	$ 135,281
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	183,999
Metinvest 8.50% 4/23/26	200,000	108,000
Newmont
2.25% 10/1/30	100,000	80,605
2.60% 7/15/32	45,000	35,947
2.80% 10/1/29	100,000	85,226

Novelis 144A 4.75% 1/30/30 #	425,000	377,748
OCP 144A 3.75% 6/23/31 #	200,000	168,242
Sherwin-Williams 3.30% 5/15/50	370,000	254,555
Westlake 3.125% 8/15/51	105,000	65,073
		2,672,588
Brokerage — 0.05%
Charles Schwab 5.375% 6/1/25 μ, ψ	25,000	24,575
Jefferies Financial Group 2.625% 10/15/31	240,000	183,656
		208,231
Capital Goods — 0.46%
Boeing 3.25% 2/1/28	285,000	259,313
Eaton 4.15% 3/15/33	190,000	177,228
Lockheed Martin
3.90% 6/15/32	10,000	9,454
4.15% 6/15/53	10,000	8,538

Madison IAQ 144A 5.875% 6/30/29 #	180,000	123,710
Sealed Air 144A 5.00% 4/15/29 #	130,000	122,388
Teledyne Technologies
0.95% 4/1/24	115,000	108,694
2.25% 4/1/28	30,000	25,883
2.75% 4/1/31	310,000	254,243

Terex 144A 5.00% 5/15/29 #	260,000	234,007
TK Elevator US Newco 144A 5.25% 7/15/27 #	235,000	209,056
TransDigm 144A 6.25% 3/15/26 #	260,000	256,981
		1,789,495
Communications — 1.14%
Altice France 144A 5.50% 10/15/29 #	215,000	164,328
Altice France Holding 144A 6.00% 2/15/28 #	280,000	165,884

4    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
1.70% 3/25/26	110,000	$ 99,259
3.50% 6/1/41	84,000	62,969
3.50% 9/15/53	690,000	468,810

Cellnex Finance 144A 3.875% 7/7/41 #	250,000	171,361
Charter Communications Operating
3.85% 4/1/61	270,000	157,108
4.40% 12/1/61	250,000	160,859

Comcast 3.20% 7/15/36	440,000	358,250
Consolidated Communications
144A 5.00% 10/1/28 #	110,000	81,264
144A 6.50% 10/1/28 #	110,000	85,752

Crown Castle 1.05% 7/15/26	485,000	419,634
CT Trust 144A 5.125% 2/3/32 #	200,000	175,907
Digicel International Finance 144A 8.75% 5/25/24 #	200,000	172,316
Discovery Communications 4.00% 9/15/55	240,000	145,052
Frontier Communications Holdings
144A 5.875% 10/15/27 #	370,000	344,385
144A 6.75% 5/1/29 #	110,000	91,149

Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	168,579
Time Warner Cable 7.30% 7/1/38	110,000	109,535
Time Warner Cable Enterprises 8.375% 3/15/23	55,000	55,348
T-Mobile USA
2.625% 4/15/26	120,000	110,194
3.00% 2/15/41	195,000	138,336
3.375% 4/15/29	120,000	105,923
3.50% 4/15/31	18,000	15,583
3.75% 4/15/27	40,000	37,737
Verizon Communications
2.355% 3/15/32	135,000	107,372
2.875% 11/20/50	10,000	6,313
3.40% 3/22/41	30,000	22,676
4.50% 8/10/33	245,000	230,034

Warnermedia Holdings 144A 5.141% 3/15/52 #	15,000	10,962
		4,442,879
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 0.28%
Amazon.com
2.50% 6/3/50	15,000	$ 9,522
3.60% 4/13/32	15,000	13,771

Aptiv 3.10% 12/1/51	323,000	192,136
B2W Digital 144A 4.375% 12/20/30 #	200,000	126,787
Ford Motor Credit 2.90% 2/16/28	350,000	289,500
General Motors Financial 4.35% 4/9/25	75,000	73,027
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	362,949
VICI Properties 4.95% 2/15/30	10,000	9,533
		1,077,225
Consumer Non-Cyclical — 0.80%
AbbVie 4.05% 11/21/39	10,000	8,601
Baxter International 3.132% 12/1/51	16,000	10,396
Bunge Limited Finance 2.75% 5/14/31	400,000	329,280
Central American Bottling 144A 5.25% 4/27/29 #	200,000	186,847
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	70,000	60,049
CVS Health
2.70% 8/21/40	590,000	409,818
3.25% 8/15/29	180,000	161,421
4.78% 3/25/38	290,000	265,328

InRetail Consumer 144A 3.25% 3/22/28 #	200,000	172,256
JBS USA LUX 144A 3.00% 2/2/29 #	230,000	190,857
MHP Lux 6.95% 4/3/26	200,000	98,995
Pilgrim's Pride 144A 4.25% 4/15/31 #	380,000	323,760
Post Holdings 144A 5.50% 12/15/29 #	418,000	379,126
Royalty Pharma
1.20% 9/2/25	285,000	255,331
1.75% 9/2/27	190,000	161,108
Viatris
1.65% 6/22/25	5,000	4,533
2.30% 6/22/27	5,000	4,280
2.70% 6/22/30	115,000	90,155
4.00% 6/22/50	10,000	6,196

Zoetis 5.40% 11/14/25	5,000	5,105
		3,123,442

NQ-QPV [12/22] 2/23 (2740536)    5

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 0.65%
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	$ 72,524
Duke Energy 4.875% 9/16/24 μ, ψ	245,000	224,175
Duke Energy Carolinas 3.95% 11/15/28	255,000	245,195
Entergy Mississippi 2.85% 6/1/28	90,000	80,080
Entergy Texas 3.55% 9/30/49	185,000	133,622
Evergy Kansas Central 3.45% 4/15/50	35,000	25,496
Eversource Energy 2.90% 3/1/27	10,000	9,222
Indianapolis Power & Light 144A 5.65% 12/1/32 #	15,000	15,432
Nevada Power 5.90% 5/1/53	175,000	187,640
NextEra Energy Capital Holdings 3.00% 1/15/52	415,000	272,820
Pacific Gas and Electric
3.30% 8/1/40	270,000	183,729
4.95% 7/1/50	43,000	33,502

PacifiCorp 5.35% 12/1/53	5,000	4,979
Southern 5.70% 10/15/32	230,000	235,987
Southern California Edison
3.45% 2/1/52	137,000	98,121
4.00% 4/1/47	35,000	27,513
4.20% 3/1/29	150,000	142,981
4.875% 3/1/49	90,000	79,601

UEP Penonome II 144A 6.50% 10/1/38 #	184,656	136,876
Vistra Operations 144A 5.125% 5/13/25 #	325,000	318,398
		2,527,893
Energy — 1.69%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	195,000	174,121
144A 7.00% 11/1/26 #	95,000	92,299
BP Capital Markets America
2.721% 1/12/32	15,000	12,542
3.06% 6/17/41	430,000	320,041
Callon Petroleum
144A 7.50% 6/15/30 #	50,000	45,815
144A 8.00% 8/1/28 #	175,000	167,051

CNX Midstream Partners 144A 4.75% 4/15/30 #	75,000	61,647
CNX Resources 144A 6.00% 1/15/29 #	165,000	152,069
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	66,000	$ 61,494
144A 6.00% 2/1/29 #	171,000	157,141

Devon Energy 4.75% 5/15/42	5,000	4,254
Diamondback Energy 3.125% 3/24/31	200,000	166,097
Enbridge
2.50% 8/1/33	310,000	239,318
4.56% (SOFR + 0.40%) 2/17/23 •	160,000	159,947
Energy Transfer
5.25% 4/15/29	50,000	48,454
5.75% 2/15/33	5,000	4,902
6.25% 4/15/49	55,000	51,408
6.50% 11/15/26 μ, ψ	180,000	155,250
Enterprise Products Operating
3.20% 2/15/52	360,000	237,482
3.30% 2/15/53	5,000	3,349

EQM Midstream Partners 144A 4.75% 1/15/31 #	235,000	192,572
Genesis Energy
7.75% 2/1/28	340,000	313,500
8.00% 1/15/27	235,000	222,268
Hilcorp Energy I
144A 6.00% 4/15/30 #	150,000	133,608
144A 6.00% 2/1/31 #	20,000	17,326
144A 6.25% 4/15/32 #	75,000	64,829

KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	524,696
MPLX 1.75% 3/1/26	15,000	13,387
Murphy Oil 6.375% 7/15/28	385,000	371,132
NuStar Logistics
5.625% 4/28/27	205,000	192,039
6.00% 6/1/26	39,000	37,621
Occidental Petroleum
6.45% 9/15/36	65,000	66,447
6.60% 3/15/46	160,000	164,999
6.625% 9/1/30	55,000	56,960

PDC Energy 5.75% 5/15/26	280,000	267,736
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	177,853
QatarEnergy Trading 144A 2.25% 7/12/31 #	200,000	166,036
Southwestern Energy
5.375% 2/1/29	20,000	18,570
5.375% 3/15/30	95,000	86,825
7.75% 10/1/27	144,000	146,988

6    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.00% 1/15/28		230,000	$ 219,785
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #		200,000	171,952
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #		150,000	125,970
USA Compression Partners
6.875% 4/1/26		20,000	19,218
6.875% 9/1/27		115,000	107,710

Valero Energy 3.65% 12/1/51		400,000	284,230
Weatherford International 144A 8.625% 4/30/30 #		120,000	115,451
			6,594,389
Finance Companies — 0.18%
AerCap Ireland Capital DAC 4.45% 4/3/26		345,000	329,688
Air Lease
2.875% 1/15/26		195,000	180,639
2.875% 1/15/32		175,000	139,470
3.00% 2/1/30		45,000	37,626
3.375% 7/1/25		15,000	14,201
4.125% 12/15/26 μ, ψ		10,000	6,875
5.85% 12/15/27		10,000	10,006
			718,505
Financial Services — 0.12%
Ally Financial 8.00% 11/1/31		35,000	36,227
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		200,000	174,288
Hightower Holding 144A 6.75% 4/15/29 #		135,000	113,477
MSCI 144A 3.625% 11/1/31 #		200,000	165,685
			489,677
Financials — 0.26%
Aviation Capital Group 144A 1.95% 1/30/26 #		465,000	405,309
Banco del Estado de Chile 144A 2.704% 1/9/25 #		280,000	264,770
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	173,754
MAF Sukuk 3.933% 2/28/30		200,000	186,484
			1,030,317
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 0.42%
Bausch Health
144A 11.00% 9/30/28 #	103,000	$ 80,839
144A 14.00% 10/15/30 #	20,000	11,973

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	167,556
CHS 144A 4.75% 2/15/31 #	105,000	76,429
DaVita 144A 4.625% 6/1/30 #	195,000	157,276
Encompass Health 4.75% 2/1/30	30,000	26,392
Hadrian Merger Sub 144A 8.50% 5/1/26 #	295,000	261,135
HCA
5.375% 2/1/25	215,000	214,914
5.875% 2/1/29	250,000	249,744

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	135,000	114,021
Tenet Healthcare 144A 6.125% 10/1/28 #	295,000	264,742
		1,625,021
Insurance — 0.72%
Aon
2.90% 8/23/51	230,000	147,298
5.00% 9/12/32	290,000	287,680

Athene Global Funding 144A 1.00% 4/16/24 #	95,000	88,862
Athene Holding 3.95% 5/25/51	340,000	230,794
Berkshire Hathaway Finance 3.85% 3/15/52	380,000	304,899
Brighthouse Financial 3.85% 12/22/51	265,000	168,271
GA Global Funding Trust 144A 1.00% 4/8/24 #	470,000	440,515
HUB International 144A 5.625% 12/1/29 #	190,000	166,190
Humana
5.75% 3/1/28	32,000	32,733
5.875% 3/1/33	5,000	5,178

Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	230,000	226,815
NFP
144A 6.875% 8/15/28 #	145,000	119,839
144A 7.50% 10/1/30 #	55,000	52,062

USI 144A 6.875% 5/1/25 #	585,000	564,481
		2,835,617

NQ-QPV [12/22] 2/23 (2740536)    7

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure — 0.38%
Boyd Gaming
4.75% 12/1/27	185,000	$ 172,575
144A 4.75% 6/15/31 #	50,000	43,559

Caesars Entertainment 144A 6.25% 7/1/25 #	410,000	399,219
Carnival
144A 5.75% 3/1/27 #	310,000	221,889
144A 7.625% 3/1/26 #	300,000	238,310

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	394,000	315,129
Scientific Games International 144A 7.25% 11/15/29 #	115,000	110,607
		1,501,288
Media — 0.53%
AMC Networks 4.25% 2/15/29	145,000	90,562
CCO Holdings
4.50% 5/1/32	65,000	51,865
144A 5.375% 6/1/29 #	335,000	303,686

CMG Media 144A 8.875% 12/15/27 #	200,000	150,856
CSC Holdings
144A 3.375% 2/15/31 #	495,000	323,616
144A 5.00% 11/15/31 #	280,000	156,800

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	115,000	96,782
Directv Financing 144A 5.875% 8/15/27 #	135,000	121,036
Gray Escrow II 144A 5.375% 11/15/31 #	30,000	21,673
Gray Television 144A 4.75% 10/15/30 #	125,000	90,625
Sirius XM Radio 144A 4.00% 7/15/28 #	600,000	523,332
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	162,886
		2,093,719
Natural Gas — 0.20%
Atmos Energy
2.85% 2/15/52	105,000	68,430
5.75% 10/15/52	185,000	194,274

ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	194,558
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	246,844
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)

Southern Co. Gas Capital 5.15% 9/15/32	65,000	$ 63,994
		768,100
Real Estate — 0.09%
VICI Properties
144A 3.875% 2/15/29 #	345,000	302,868
144A 5.75% 2/1/27 #	35,000	34,162
		337,030
Retail — 0.33%
Asbury Automotive Group
144A 4.625% 11/15/29 #	70,000	59,067
4.75% 3/1/30	85,000	71,204
Bath & Body Works
6.875% 11/1/35	245,000	218,222
6.95% 3/1/33	169,000	148,552

CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	52,080
Levi Strauss & Co. 144A 3.50% 3/1/31 #	213,000	169,333
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	180,000	159,536
Murphy Oil USA 144A 3.75% 2/15/31 #	225,000	185,584
PetSmart 144A 7.75% 2/15/29 #	250,000	235,267
		1,298,845
Services — 0.33%
CDW 3.569% 12/1/31	200,000	165,182
Iron Mountain 144A 5.25% 3/15/28 #	375,000	345,596
NESCO Holdings II 144A 5.50% 4/15/29 #	130,000	113,919
Prime Security Services Borrower 144A 5.75% 4/15/26 #	298,000	287,481
United Rentals North America 3.875% 2/15/31	130,000	109,271
Univar Solutions USA 144A 5.125% 12/1/27 #	230,000	218,516
White Cap Buyer 144A 6.875% 10/15/28 #	65,000	56,332
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	2,000	1,731
		1,298,028
Technology — 0.21%
Autodesk 2.40% 12/15/31	25,000	20,036

8    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.137% 11/15/35 #	4,000	$ 2,953
144A 3.419% 4/15/33 #	11,000	8,849
144A 3.469% 4/15/34 #	355,000	284,249
CDW
2.67% 12/1/26	5,000	4,448
3.276% 12/1/28	15,000	12,871
NXP
3.125% 2/15/42	10,000	6,815
3.25% 5/11/41	90,000	63,127
4.875% 3/1/24	285,000	282,950
Oracle
5.80% 11/10/25	5,000	5,118
6.15% 11/9/29	10,000	10,403

PayPal Holdings 3.90% 6/1/27	5,000	4,819
Workday
3.70% 4/1/29	5,000	4,598
3.80% 4/1/32	140,000	123,975
		835,211
Technology & Electronics — 0.19%
CommScope Technologies 144A 6.00% 6/15/25 #	70,000	63,844
Entegris Escrow
144A 4.75% 4/15/29 #	78,000	71,288
144A 5.95% 6/15/30 #	165,000	152,378

Go Daddy Operating 144A 3.50% 3/1/29 #	235,000	197,046
Sensata Technologies 144A 4.00% 4/15/29 #	55,000	47,512
SS&C Technologies 144A 5.50% 9/30/27 #	240,000	225,222
		757,290
Transportation — 0.38%
American Airlines 144A 5.75% 4/20/29 #	85,420	78,224
Burlington Northern Santa Fe 2.875% 6/15/52	15,000	10,072
Delta Air Lines 7.375% 1/15/26	131,000	134,062
Grupo Aeromexico 144A 8.50% 3/17/27 #	200,000	176,898
Laredo Petroleum 144A 7.75% 7/31/29 #	120,000	108,166
Mileage Plus Holdings 144A 6.50% 6/20/27 #	310,520	309,403
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	189,750
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #, ^	281,867	$ 178,148
Seaspan 144A 5.50% 8/1/29 #	200,000	151,826
United Airlines
144A 4.375% 4/15/26 #	80,000	74,290
144A 4.625% 4/15/29 #	95,000	82,883
		1,493,722
Utilities — 0.23%
Calpine
144A 4.50% 2/15/28 #	95,000	84,947
144A 5.00% 2/1/31 #	220,000	184,912
144A 5.25% 6/1/26 #	71,000	67,745

PG&E 5.25% 7/1/30	130,000	118,500
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	173,584
Vistra
144A 7.00% 12/15/26 #, μ, ψ	175,000	159,491
144A 8.00% 10/15/26 #, μ, ψ	105,000	100,493
		889,672
Total Corporate Bonds (cost $53,014,440)		45,976,569

Non-Agency Asset-Backed Securities — 0.29%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	150,000	122,863
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	147,750	122,881
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	150,000	147,901
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	267,300	225,875
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	300,000	270,137

NQ-QPV [12/22] 2/23 (2740536)    9

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	240,000	$ 234,841
Total Non-Agency Asset-Backed Securities (cost $1,255,015)		1,124,498

Non-Agency Commercial Mortgage-Backed Securities — 1.42%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	86,417
Series 2020-BN25 A5 2.649% 1/15/63	500,000	424,929
Series 2021-BN36 A5 2.47% 9/15/64	776,000	632,558
Series 2022-BNK40 A4 3.394% 3/15/64 •	500,000	439,367
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	500,000	415,774
Series 2020-B20 A5 2.034% 10/15/53	400,000	322,024
Series 2022-B33 A5 3.458% 3/15/55	500,000	442,376

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	300,811
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	500,000	436,381
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	326,106
Series 2017-GS6 A3 3.433% 5/10/50	350,000	323,407
Series 2019-GC42 A4 3.00% 9/1/52	500,000	429,593

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	321,537
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	350,000	326,274
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		350,000	$ 316,343
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,666,687)			5,543,897

Sovereign Bonds — 1.97%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31	EUR	171,000	149,152
			149,152
Angola — 0.04%
Angolan Government International Bond
9.375% 5/8/48		200,000	159,090
			159,090
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	159,945
			159,945
Bermuda — 0.15%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	398,261
5.00% 7/15/32		200,000	199,131
			597,392
Brazil — 0.04%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/33	BRL	1,000,000	162,311
			162,311
Chile — 0.14%
Chile Government International Bond
4.34% 3/7/42		665,000	564,346
			564,346
Colombia — 0.07%
Colombia Government International Bonds
4.125% 2/22/42		217,000	136,455
5.20% 5/15/49		200,000	136,967
			273,422

10    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.20%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		913,000	$ 780,678
			780,678
Egypt — 0.05%
Egypt Government International Bond
5.25% 10/6/25		200,000	180,092
			180,092
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	161,318
			161,318
Indonesia — 0.18%
Indonesia Government International Bond 4.65% 9/20/32		200,000	196,167
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		525,000	517,551
			713,718
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	169,793
144A 6.125% 6/15/33 #		234,000	208,845
144A 6.875% 10/17/40 #	EUR	100,000	80,904
			459,542
Morocco — 0.13%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	263,474
144A 2.375% 12/15/27 #		300,000	262,133
			525,607
Paraguay — 0.27%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		742,000	719,835
5.60% 3/13/48		400,000	350,727
			1,070,562
Peru — 0.07%
Peruvian Government International Bond
2.392% 1/23/26		300,000	276,739
			276,739
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Republic of North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	$ 99,060
			99,060
Romania — 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	100,000	60,143
			60,143
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	165,874
			165,874
South Africa — 0.16%
Republic of South Africa Government International Bonds
5.65% 9/27/47		600,000	443,081
5.75% 9/30/49		234,000	172,887
			615,968
Uzbekistan — 0.14%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	165,000
144A 4.75% 2/20/24 #		374,000	367,741
			532,741
Total Sovereign Bonds (cost $8,741,496)			7,707,700

Supranational Banks — 0.26%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		306,000	262,165
Central American Bank for Economic Integration 144A 2.00% 5/6/25 #		400,000	373,112
Corp Andina de Fomento 5.25% 11/21/25		200,000	199,778
European Investment Bank 5.50% 1/23/23	MXN	3,931,000	201,467
Total Supranational Banks (cost $1,095,262)			1,036,522

US Treasury Obligations — 5.13%
US Treasury Bonds
2.25% 8/15/46		360,000	255,108
2.25% 2/15/52		525,000	365,285

NQ-QPV [12/22] 2/23 (2740536)    11

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.375% 2/15/42	105,000	$ 80,220
2.875% 5/15/52	540,000	432,844
3.00% 8/15/52	255,000	210,176
3.25% 5/15/42	230,000	201,753
4.00% 11/15/52	335,000	335,576
4.375% 2/15/38	780,000	817,294

US Treasury Floating Rate Note 4.60% (USBMMY3M + 0.14%) 10/31/24 •	1,240,000	1,238,725
US Treasury Notes
1.375% 8/31/23	9,800,000	9,581,036
2.75% 8/15/32	1,575,000	1,434,480
2.875% 4/30/29	1,260,000	1,180,241
3.875% 11/30/29	105,000	104,319
4.00% 10/31/29	555,000	555,303
4.125% 10/31/27	565,000	567,119
4.125% 11/15/32	1,690,000	1,724,988
4.25% 10/15/25	440,000	439,725
4.50% 11/30/24	395,000	395,046

US Treasury Strip Principal 2.23% 5/15/44 ^	335,000	137,786
Total US Treasury Obligations (cost $21,016,256)		20,057,024
	Number of shares
Common Stocks — 53.85%
Communication Services — 2.36%
Alphabet Class A †	3,937	347,361
AT&T	39,877	734,136
Comcast Class A	54,867	1,918,699
Interpublic Group	8,136	271,010
KDDI	8,100	245,765
Orange	25,230	250,656
Publicis Groupe	4,970	316,123
Verizon Communications	89,202	3,514,559
Walt Disney †	18,913	1,643,161
		9,241,470
Consumer Discretionary — 7.09%
adidas AG	4,480	611,249
Amazon.com †	4,406	370,104
APA	24,200	1,129,656
Bath & Body Works	32,498	1,369,466
Best Buy	17,815	1,428,941
Dollar General	7,707	1,897,849
Dollar Tree †	12,600	1,782,144
eBay	14,404	597,334
H & M Hennes & Mauritz Class B	26,960	289,989
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Home Depot	9,246	$ 2,920,441
Lowe's	11,190	2,229,496
Macy's	55,362	1,143,225
NIKE Class B	12,779	1,495,271
PulteGroup	3,220	146,607
Ross Stores	16,433	1,907,378
Sodexo	8,060	772,018
Starbucks	4,469	443,325
Sturm Ruger & Co.	5,633	285,142
Swatch Group	2,320	659,882
TJX	54,426	4,332,309
Tractor Supply	8,608	1,936,542
		27,748,368
Consumer Staples — 3.76%
Altria Group	43,456	1,986,374
Archer-Daniels-Midland	21,200	1,968,420
Asahi Group Holdings	5,000	156,926
Conagra Brands	54,300	2,101,410
Danone	12,360	651,350
Diageo	21,960	969,022
Essity Class B	25,820	676,254
Kao	14,900	596,613
Koninklijke Ahold Delhaize	35,360	1,015,924
Nestle	8,140	943,189
Philip Morris International	23,276	2,355,764
Seven & i Holdings	5,300	228,573
Unilever	16,570	837,751
Vector Group	19,387	229,930
		14,717,500
Energy — 3.86%
Chevron	7,847	1,408,458
ConocoPhillips	30,407	3,588,026
Coterra Energy	27,628	678,820
Devon Energy	5,280	324,773
EOG Resources	6,278	813,127
EQT	13,512	457,111
Exxon Mobil	34,770	3,835,131
Kinder Morgan	83,005	1,500,730
Marathon Petroleum	18,093	2,105,844
Viper Energy Partners	12,931	411,076
		15,123,096
Financials — 7.00%
American Financial Group	14,298	1,962,829
American International Group	33,100	2,093,244
Ameriprise Financial	5,162	1,607,292
BlackRock	2,834	2,008,257
Blackstone	16,320	1,210,781
Carlyle Group	27,107	808,873
Discover Financial Services	24,970	2,442,815

12    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
F&G Annuities & Life †	811	$ 16,228
Fidelity National Financial	18,653	701,726
Invesco	58,795	1,057,722
Jackson Financial Class A	18,321	637,388
MetLife	54,551	3,947,856
Moelis & Co. Class A	8,274	317,473
Principal Financial Group	23,883	2,004,261
Prudential Financial	20,045	1,993,676
Synchrony Financial	32,417	1,065,223
Truist Financial	39,700	1,708,291
US Bancorp	41,200	1,796,732
		27,380,667
Healthcare — 8.24%
AbbVie	17,601	2,844,498
AmerisourceBergen	12,350	2,046,518
Amgen	1,815	476,692
Baxter International	35,600	1,814,532
Bristol-Myers Squibb	31,256	2,248,869
Cigna	5,700	1,888,638
CVS Health	19,300	1,798,567
Fresenius Medical Care AG & Co.	10,010	327,564
Gilead Sciences	13,966	1,198,981
Hologic †	27,907	2,087,723
Johnson & Johnson	32,056	5,662,692
Merck & Co.	44,735	4,963,348
Novo Nordisk Class B	5,070	684,583
Pfizer	35,812	1,835,007
Roche Holding	1,930	606,354
Smith & Nephew	64,010	858,585
UnitedHealth Group	1,661	880,629
		32,223,780
Industrials — 3.15%
Boise Cascade	14,627	1,004,436
Dover	14,653	1,984,163
Honeywell International	9,684	2,075,281
Intertek Group	10,120	493,543
Knorr-Bremse	5,840	319,073
Lockheed Martin	1,060	515,679
Makita	17,400	408,351
Masco	9,493	443,038
Northrop Grumman	3,700	2,018,757
Raytheon Technologies	20,832	2,102,365
Robert Half International	2,773	204,731
Securitas Class B	89,150	742,942
		12,312,359
Information Technology — 12.68%
Amadeus IT Group †	16,670	866,346
Apple	69,974	9,091,722
Applied Materials	6,838	665,884
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Broadcom	8,571	$ 4,792,303
Cisco Systems	78,707	3,749,601
Cognizant Technology Solutions Class A	29,545	1,689,679
Dell Technologies Class C	21,363	859,220
Fidelity National Information Services	21,081	1,430,346
HP	60,413	1,623,297
KLA	2,296	865,661
Lam Research	3,397	1,427,759
Microchip Technology	3,783	265,756
Microsoft	32,935	7,898,472
Monolithic Power Systems	4,028	1,424,341
Motorola Solutions	7,806	2,011,684
NetApp	23,981	1,440,299
NVIDIA	12,943	1,891,490
Oracle	25,000	2,043,500
Paychex	17,212	1,989,019
QUALCOMM	14,195	1,560,598
SAP	7,290	752,187
Western Union	92,659	1,275,914
		49,615,078
Materials — 1.33%
Air Liquide	6,120	867,373
CF Industries Holdings	10,192	868,358
Dow	21,716	1,094,269
DuPont de Nemours	30,200	2,072,626
Ryerson Holding	9,979	301,965
		5,204,591
REIT Diversified — 0.52%
Digital Realty Trust	2,566	257,293
Equinix	840	550,225
VICI Properties	37,918	1,228,543
		2,036,061
REIT Healthcare — 0.26%
Alexandria Real Estate Equities	2,281	332,273
CareTrust REIT	3,374	62,689
Healthcare Realty Trust	4,953	95,445
Healthpeak Properties	1,784	44,725
Omega Healthcare Investors	318	8,888
Ventas	2,126	95,776
Welltower	5,502	360,656
		1,000,452
REIT Hotel — 0.19%
Apple Hospitality REIT	12,469	196,761
Chatham Lodging Trust	6,105	74,908
Gaming and Leisure Properties	4,452	231,905
Host Hotels & Resorts	10,428	167,369

NQ-QPV [12/22] 2/23 (2740536)    13

Schedule of investments
Delaware Total Return Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Hotel (continued)
Park Hotels & Resorts	6,602	$ 77,838
		748,781
REIT Industrial — 0.43%
Plymouth Industrial REIT	1,919	36,806
Prologis	12,442	1,402,587
Rexford Industrial Realty	1,918	104,800
Terreno Realty	2,161	122,896
		1,667,089
REIT Mall — 0.08%
Simon Property Group	2,610	306,623
		306,623
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	1,663	107,430
Sun Communities	1,042	149,006
		256,436
REIT Multifamily — 0.78%
American Homes 4 Rent Class A	3,515	105,942
AvalonBay Communities	1,499	242,119
Camden Property Trust	1,552	173,638
Equity Residential	33,028	1,948,652
Essex Property Trust	1,363	288,847
Independence Realty Trust	5,792	97,653
Mid-America Apartment Communities	1,006	157,932
NexPoint Residential Trust	99	4,308
UDR	592	22,928
		3,042,019
REIT Office — 0.10%
City Office REIT	1,024	8,581
Cousins Properties	4,885	123,542
Douglas Emmett	1,227	19,239
Highwoods Properties	4,312	120,650
Kilroy Realty	1,578	61,021
Piedmont Office Realty Trust Class A	7,360	67,491
		400,524
REIT Self-Storage — 0.34%
CubeSmart	1,148	46,207
Extra Space Storage	2,296	337,925
Life Storage	2,415	237,878
National Storage Affiliates Trust	2,695	97,343
Public Storage	2,187	612,776
		1,332,129
REIT Shopping Center — 0.29%
Agree Realty	1,382	98,025
Brixmor Property Group	10,268	232,775
Kimco Realty	8,182	173,295
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center (continued)
Kite Realty Group Trust	2,834	$ 59,656
Phillips Edison & Co.	4,514	143,726
Regency Centers	3,141	196,312
Retail Opportunity Investments	10,323	155,155
SITE Centers	6,130	83,736
		1,142,680
REIT Single Tenant — 0.17%
Four Corners Property Trust	1,944	50,408
Realty Income	4,814	305,352
Spirit Realty Capital	4,375	174,694
STORE Capital	4,367	140,006
		670,460
REIT Specialty — 0.36%
EPR Properties	1,883	71,027
Essential Properties Realty Trust	4,954	116,270
Invitation Homes	11,425	338,637
Iron Mountain	13,614	678,658
Lamar Advertising Class A	908	85,715
Outfront Media	4,849	80,397
WP Carey	627	49,000
		1,419,704
Utilities — 0.80%
Edison International	28,300	1,800,446
Vistra	56,574	1,312,517
		3,112,963
Total Common Stocks (cost $201,078,391)		210,702,830

Convertible Preferred Stock — 1.47%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	506	447,921
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	7,926	189,194
AMG Capital Trust II 5.15% exercise price $195.46, maturity date 10/15/37	8,156	418,077
Bank of America 7.25% exercise price $50.00 ω	569	660,040
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	25,525	1,149,623

14    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	11,606	$ 226,665
Lyondellbasell Advanced Polymers 6.00% exercise price $0.00 ω	744	632,400
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	7,231	741,756
UGI 7.25% exercise price $52.57, maturity date 6/1/24	10,146	876,868
Wells Fargo & Co. 7.50% exercise price $156.71 ω	356	421,860
Total Convertible Preferred Stock (cost $6,782,967)		5,764,404

Exchange-Traded Funds — 7.61%
iShares 0-5 Year Investment Grade Corporate Bond ETF	411,908	19,713,917
iShares MSCI EAFE ETF	390	25,600
iShares Trust iShares ESG Aware MSCI EAFE ETF	870	57,194
Vanguard FTSE Developed Markets ETF	660	27,700
Vanguard Russell 2000 ETF	141,346	9,946,518
Total Exchange-Traded Funds (cost $30,746,690)		29,770,929

Limited Liability Corporation — 2.61%
Sc Hixson Pp<<, =, †, π	7,200,000	10,211,760
Total Limited Liability Corporation (cost $6,138,000)		10,211,760

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,360,723	1,360,723
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	1,360,723	1,360,723
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	1,360,723	1,360,723
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	1,360,723	$ 1,360,723
Total Short-Term Investments (cost $5,442,892)		5,442,892

Total Value of Securities—99.70% (cost $390,271,493)		390,075,201
Receivables and Other Assets Net of Liabilities—0.30%		1,179,087
Net Assets Applicable to 28,437,948 Shares Outstanding—100.00%		$391,254,288
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $40,076,702, which represents 10.04% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after undefined.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
<<	Affiliated company.

NQ-QPV [12/22] 2/23 (2740536)    15

Schedule of investments
Delaware Total Return Fund   (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2022, the aggregate value of restricted securities was $10,211,760, which represented 2.61% of the Fund’s net assets. See table below for additional details on restricted securities.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,138,000	$10,211,760

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(6,360)	USD	6,783	1/3/23	$(28)
JPMCB	EUR	(738,934)	USD	766,994	2/3/23	(25,982)
JPMCB	MXN	(3,941,954)	USD	199,225	2/3/23	(1,672)
Total Foreign Currency Exchange Contracts						$(27,682)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	US Treasury 5 yr Notes	$1,511,016	$1,510,932	3/31/23	$84	$—	$(1,203)
(2)	US Treasury 10 yr Notes	(224,594)	(225,183)	3/22/23	589	—	281
(4)	US Treasury 10 yr Ultra Notes	(473,125)	(473,771)	3/22/23	646	—	250
(2)	US Treasury Ultra Bonds	(268,625)	(268,010)	3/22/23	—	(615)	1,000
Total Futures Contracts			$543,968		$1,319	$(615)	$328
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
16    NQ-QPV [12/22] 2/23 (2740536)

(Unaudited)
Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
Summary of currencies:
BRL – Brazilian Real
EUR – European Monetary Unit
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
NQ-QPV [12/22] 2/23 (2740536)    17